UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22794

Gator Series Trust

(Exact name of registrant as specified in charter)

100 South Ashley Drive, Suite 895

Tampa, Florida 33602

(Address of principal executive offices)

       (Zip code)

Derek Pilecki

100 South Ashley Drive, Suite 895

Tampa, Florida 33602

(Name and address of agent for service)

Registrant's telephone number, including area code: 813-282-7870

Date of fiscal year end: March 31

Date of reporting period: June 30, 2019

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Gator Focus Fund

Investment Company Report
NUSTAR GP HOLDINGS, LLC
Security	67059L102		Meeting Type	Special
Ticker Symbol	NSH		Meeting Date	20-Jul-2018
ISIN	US67059L1026		Agenda	934853222 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.

Approval of the Agreement and Plan of Merger, dated as
of February 7, 2018, by and among NuStar Energy L.P.,
Riverwalk Logistics, L.P., NuStar GP, LLC, Marshall
Merger Sub LLC, NuStar GP Holdings, LLC, and
Riverwalk Holdings, LLC, as it may be amended from
time to time ("Merger Agreement"), and the transactions
contemplated by Merger Agreement.

		Management	For	For
PRESTIGE CONSUMER HEALTHCARE INC.
Security	74112D101		Meeting Type	Annual
Ticker Symbol	PBH		Meeting Date	31-Jul-2018
ISIN	US74112D1019		Agenda	934854414 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management
1	Ronald M. Lombardi		For	For
2	John E. Byom		For	For
3	Gary E. Costley		For	For
4	Sheila A. Hopkins		For	For
5	James M. Jenness		For	For
6	Carl J. Johnson		For	For
7	Natale S. Ricciardi		For	For
2.	To ratify the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm of Prestige Brands Holdings, Inc. for the fiscal year ending March 31, 2019.	Management	For	For
3.	Say on Pay - An advisory vote on the resolution to approve the compensation of Prestige Brands Holdings, Inc.'s named executive officers.	Management	For	For
GREAT ELM CAPITAL GROUP, INC.
Security	39036P209		Meeting Type	Annual
Ticker Symbol	GEC		Meeting Date	16-Oct-2018
ISIN	US39036P2092		Agenda	934879618 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1A.	Election of Director: Matthew A. Drapkin	Management	For	For
1B.	Election of Director: Thomas S. Harbin III	Management	For	For
1C.	Election of Director: James P. Parmelee	Management	For	For
1D.	Election of Director: Peter A. Reed	Management	For	For
1E.	Election of Director: Jeffrey S. Serota	Management	For	For
1F.	Election of Director: Mark A. Snell	Management	For	For
1G.	Election of Director: Hugh Steven Wilson	Management	For	For
2.	Ratification of Deloitte & Touche LLP as independent registered public auditors.	Management	For	For
3.	Amendment to the 2016 Long-Term Incentive Compensation Plan.	Management	For	For
4.	To indicate the preferred frequency of stockholder advisory votes on the compensation of the named executive officers.	Management	1 Year	For
5.	Approval of 2018 compensation of the named executive officers.	Management	For	For
LENNAR CORPORATION
Security	526057104		Meeting Type	Annual
Ticker Symbol	LEN		Meeting Date	10-Apr-2019
ISIN	US5260571048		Agenda	934931292 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management
1	Rick Beckwitt		For	For
2	Irving Bolotin		For	For
3	Steven L. Gerard		For	For
4	Tig Gilliam		For	For
5	Sherrill W. Hudson		For	For
6	Jonathan M. Jaffe		For	For
7	Sidney Lapidus		For	For
8	Teri P. McClure		For	For
9	Stuart Miller		For	For
10	Armando Olivera		For	For
11	Jeffrey Sonnenfeld		For	For
12	Scott Stowell		For	For
2.	Ratify the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for our fiscal year ending November 30, 2019.	Management	For	For
3.	Approve, on an advisory basis, the compensation of our named executive officers.	Management	For	For
4.	Vote on a stockholder proposal regarding having directors elected by a majority of the votes cast in uncontested elections.	Shareholder	For	Against
NUSTAR ENERGY L.P.
Security	67058H102		Meeting Type	Annual
Ticker Symbol	NS		Meeting Date	23-Apr-2019
ISIN	US67058H1023		Agenda	934940417 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management
1	J. Dan Bates		For	For
2	James F. Clingman, Jr.		For	For
3	Dan J. Hill		For	For
2.	To approve the NuStar Energy L.P. 2019 Long-Term Incentive Plan.	Management	For	For
3.	To ratify the appointment of KPMG LLP as NuStar Energy L.P.'s independent registered public accounting firm for 2019.	Management	For	For
4.	To approve an advisory resolution on executive compensation.	Management	For	For
5.	To recommend, by advisory vote, the frequency of future advisory votes on executive compensation.	Management	1 Year	Against
CARVANA CO.
Security	146869102		Meeting Type	Annual
Ticker Symbol	CVNA		Meeting Date	23-Apr-2019
ISIN	US1468691027		Agenda	934944580 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management
1	J. Danforth Quayle		For	For
2	Gregory Sullivan		For	For
2.	Ratification of the appointment of Grant Thornton LLP as Carvana's independent registered public accounting firm for the year ending December 31, 2019.	Management	For	For
3.	Approval, by an advisory vote, of Carvana's executive compensation (i.e., "say-on-pay" proposal).	Management	For	For
4.	Recommendation, by an advisory vote, of the frequency of future advisory votes on executive compensation (i.e., "say-on-pay frequency")	Management	1 Year	For
CREDIT SUISSE GROUP
Security	225401108		Meeting Type	Annual
Ticker Symbol	CS		Meeting Date	26-Apr-2019
ISIN	US2254011081		Agenda	934972197 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1a	Consultative Vote on the 2018 Compensation Report	Management	For	For
1b	Approval of the 2018 Annual Report, the Parent Company's 2018 Financial Statements, and the Group's 2018 Consolidated Financial Statements	Management	For	For
2	Discharge of the Members of the Board of Directors and the Executive Board	Management	For	For
3a	Resolution on the Appropriation of Retained Earnings	Management	For	For
3b	Resolution on the Distribution Payable out of Capital Contribution Reserves	Management	For	For
4.	Reduction and Extension of Authorized Capital	Management	For	For
5a	Amendment of Art. 8 sec. 5, Deletion of Art. 28g and Art. 30 of the Articles of Association	Management	For	For
5b	Amendment of Art. 10 para. 6 of the Articles of Association	Management	For	For
6aa	Re-election of Urs Rohner as Member and as Chairman of the Board of Director	Management	For	For
6ab	Re-election of Iris Bohnet as Member and as Chairman of the Board of Director	Management	For	For
6ac	Re-election of Andreas Gottschling as Member and as Chairman of the Board of Director	Management	For	For
6ad	Re-election of Alexander Gut as Member and as Chairman of the Board of Director	Management	For	For
6ae	Re-election of Michael Klein as Member and as Chairman of the Board of Director	Management	For	For
6af	Re-election of Seraina Macia as Member and as Chairman of the Board of Director	Management	For	For
6ag	Re-election of Kai S. Nargolwala as Member and as Chairman of the Board of Director	Management	For	For
6ah	Re-election of Ana Paula Pessoa as Member and as Chairman of the Board of Director	Management	For	For
6ai	Re-election of Joaquin J. Ribeiro as Member and as Chairman of the Board of Director	Management	For	For
6aj	Re-election of Severin Schwan as Member and as Chairman of the Board of Director	Management	For	For
6ak	Re-election of John Tiner as Member and as Chairman of the Board of Director	Management	For	For
6al	Election of Christian Gellerstad as Member and as Chairman of the Board of Director	Management	For	For
6am	Election of Shan Li as Member and as Chairman of the Board of Director	Management	For	For
6ba	Re-election of Iris Bohnet as a Member of the Compensation Committee	Management	For	For
6bb	Re-election of Kai S. Nargolwala as a Member of the Compensation Committee	Management	For	For
6bc	Election of Christian Gellerstad as a Member of the Compensation Committee	Management	For	For
6bd	Election of Michael Klein as a Member of the Compensation Committee	Management	For	For
7a	Approval of the Compensation of the Board of Directors	Management	For	For
7ba	Short-term Variable Incentive Compensation (STI)	Management	For	For
7bb	Fixed Compensation	Management	For	For
7bc	Long-term Variable Incentive Compensation (LTI)	Management	For	For
8a	Election of the Independent Auditors	Management	For	For
8b	Election of the Special Auditors	Management	For	For
8c	Election of the Independent Proxy	Management	For	For
9

If, at the Annual General Meeting, shareholders or the
Board of Directors put forward any additional proposals
or amendments to proposals already set out in the
published agenda or any proposals under Art. 700 Para.
3 of the Swiss Code of Obligations, I hereby authorize the
independent proxy to vote on such proposal as follows:
Proposals of Shareholders

		Management	Against
10

If, at the Annual General Meeting, shareholders or the
Board of Directors put forward any additional proposals
or amendments to proposals already set out in the
published agenda or any proposals under Art. 700 Para.
3 of the Swiss Code of Obligations, I hereby authorize the
independent proxy to vote on such proposal as follows:
Proposals of the Board of Directors

		Management	Against
VICTORY CAPITAL HOLDINGS, INC.
Security	92645B103		Meeting Type	Annual
Ticker Symbol	VCTR		Meeting Date	01-May-2019
ISIN	US92645B1035		Agenda	934946065 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1a.	Election of Class I Director: Alex Binderow	Management	For	For
1b.	Election of Class I Director: Lawrence Davanzo	Management	For	For
1c.	Election of Class I Director: Karin Hirtler-Garvey	Management	For	For
2.	The ratification of the appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2019.	Management	For	For
JANUS HENDERSON GROUP PLC
Security	G4474Y214		Meeting Type	Annual
Ticker Symbol	JHG		Meeting Date	02-May-2019
ISIN	JE00BYPZJM29		Agenda	934946293 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	To receive the 2018 Annual Report and Accounts.	Management	For	For
2.	To reappoint Ms K Desai as a Director.	Management	For	For
3.	To reappoint Mr J Diermeier as a Director.	Management	For	For
4.	To reappoint Mr K Dolan as a Director.	Management	For	For
5.	To Reappoint Mr E Flood Jr as a Director.	Management	For	For
6.	To reappoint Mr R Gillingwater as a Director.	Management	For	For
7.	To reappoint Mr L Kochard as a Director.	Management	For	For
8.	To reappoint Mr G Schafer as a Director.	Management	For	For
9.	To reappoint Ms A Seymour-Jackson as a Director.	Management	For	For
10.	To reappoint Mr R Weil as a Director.	Management	For	For
11.	To reappoint Mr T Yamamoto as a Director.	Management	For	For
12.	To reappoint PricewaterhouseCoopers LLP as auditors and to authorize the Directors to agree their remuneration.	Management	For	For
13.	To authorize the Company to purchase its own shares to a limited extent.	Management	For	For
14.	To authorize the company to purchase its own CDIs to a limited extent.	Management	For	For
BARCLAYS PLC
Security	06738E204		Meeting Type	Annual
Ticker Symbol	BCS		Meeting Date	02-May-2019
ISIN	US06738E2046		Agenda	934956484 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	To receive the reports of the Directors and Auditors and the audited accounts of the Company for the year ended 31 December 2018.	Management	For	For
2.	To approve the Directors' Remuneration Report for the year ended 31 December 2018.	Management	For	For
3.	To appoint Mary Anne Citrino as a Director of the Company.	Management	For	For
4.	To appoint Nigel Higgins as a Director of the Company.	Management	For	For
5.	To reappoint Mike Ashley as a Director of the Company.	Management	For	For
6.	To reappoint Tim Breedon as a Director of the Company.	Management	For	For
7.	To reappoint Sir Ian Cheshire as a Director of the Company.	Management	For	For
8.	To reappoint Mary Francis as a Director of the Company.	Management	For	For
9.	To reappoint Crawford Gillies as a Director of the Company.	Management	For	For
10.	To reappoint Matthew Lester as a Director of the Company.	Management	For	For
11.	To reappoint Tushar Morzaria as a Director of the Company.	Management	For	For
12.	To reappoint Diane Schueneman as a Director of the Company.	Management	For	For
13.	To reappoint James Staley as a Director of the Company.	Management	For	For
14.	To reappoint KPMG LLP as Auditors of the Company.	Management	For	For
15.	To authorise the Board Audit Committee to set the remuneration of the Auditors.	Management	For	For
16.	To authorise the Company and its subsidiaries to make political donations and incur political expenditure.	Management	For	For
17.	To authorise the Directors to allot shares and equity securities.	Management	For	For
18.	To authorise the Directors to allot equity securities for cash and/or to sell treasury shares other than on a pro rata basis to shareholders of no more than 5% of issued share capital.	Management	For	For
19.

To authorise the Directors to allot equity securities for
cash and/or to sell treasury shares other than on a pro
rata basis to shareholders of no more than an additional
5% of issued share capital in connection with an
acquisition or specified capital investment.

		Management	For	For
20.	To authorise the Directors to allot equity securities in relation to the issuance of contingent Equity Conversion Notes.	Management	For	For
21.	To authorise the Directors to allot equity securities for cash other than on a pro rata basis to shareholders in relation to the issuance of contingent Equity Conversion Notes.	Management	For	For
22.	To authorise the Company to purchase its own shares.	Management	For	For
23.	To authorise the Directors to call general meetings (other than an AGM) on not less than 14 clear days' notice.	Management	For	For
24.	THAT Mr. Edward Bramson be and is hereby appointed as a director of the Company.	Management	Against	For
UBS GROUP AG
Security	H42097107		Meeting Type	Annual
Ticker Symbol	UBS		Meeting Date	02-May-2019
ISIN	CH0244767585		Agenda	934979064 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	Approval of the UBS Group AG management report and consolidated and standalone financial statements for the financial year 2018	Management	For	For
2.	Advisory vote on the UBS Group AG Compensation Report 2018	Management	For	For
3a.	Appropriation of total profit	Management	For	For
3b.	Distribution of ordinary dividend out of capital contribution reserve	Management	For	For
4.	Discharge of the members of the Board of Directors and the Group Executive Board for the financial year 2018	Management	For	For
5a.	Re-elect Axel A. Weber as Chairman of the Board of Directors	Management	For	For
5b.	Re-elect as a member of Board of Director: David Sidwell	Management	For	For
5c.	Re-elect as a member of Board of Director: Jeremy Anderson	Management	For	For
5d.	Re-elect as a member of Board of Director: Reto Francioni	Management	For	For
5e.	Re-elect as a member of Board of Director: Fred Hu	Management	For	For
5f.	Re-elect as a member of Board of Director: Julie G. Richardson	Management	For	For
5g.	Re-elect as a member of Board of Director: Isabelle Romy	Management	For	For
5h.	Re-elect as a member of Board of Director: Robert W. Scully	Management	For	For
5i.	Re-elect as a member of Board of Director: Beatrice Weder di Mauro	Management	For	For
5j.	Re-elect as a member of Board of Director: Dieter Wemmer	Management	For	For
6a.	Election of new member to the Board of Director: William C. Dudley	Management	For	For
6b.	Election of new member to the Board of Director: Jeanette Wong	Management	For	For
7a.	Election of the member of the Compensation Committee: Julie G. Richardson	Management	For	For
7b.	Election of the member of the Compensation Committee: Dieter Wemmer	Management	For	For
7c.	Election of the member of the Compensation Committee: Reto Francioni	Management	For	For
7d.	Election of the member of the Compensation Committee: Fred Hu	Management	For	For
8a.	Approval of the maximum aggregate amount of compensation for the members of the Board of Directors from the Annual General Meeting 2019 to the Annual General Meeting 2020	Management	For	For
8b.	Approval of the aggregate amount of variable compensation for the members of the Group Executive Board for the financial year 2018	Management	For	For
8c.	Approval of the maximum aggregate amount of fixed compensation for the members of the Group Executive Board for the financial year 2020	Management	For	For
9.	Re-election of the independent proxy, ADB Altorfer Duss & Beilstein AG, Zurich	Management	For	For
10.	Re-election of the auditors, Ernst & Young Ltd, Basel	Management	For	For
11.

Instruction for the exercise of voting rights for motions not published. In the event that, at the Annual General
Meeting, shareholders or the Board of Directors make
additional or amending motions to the published agenda
items and / or put forward new motions pursuant to
Article 700 (3) of the Swiss Code of Obligations, I / we
instruct the independent proxy to act as follows: vote in
accordance with the recommendation of the Board of
Directors, vote against the motion, abstain

		Management	Against	Against
ALLY FINANCIAL INC
Security	02005N100		Meeting Type	Annual
Ticker Symbol	ALLY		Meeting Date	07-May-2019
ISIN	US02005N1000		Agenda	934949580 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1a.	Election of Director: Franklin W. Hobbs	Management	For	For
1b.	Election of Director: Kenneth J. Bacon	Management	For	For
1c.	Election of Director: Katryn (Trynka) Shineman Blake	Management	For	For
1d.	Election of Director: Maureen A. Breakiron-Evans	Management	For	For
1e.	Election of Director: William H. Cary	Management	For	For
1f.	Election of Director: Mayree C. Clark	Management	For	For
1g.	Election of Director: Kim S. Fennebresque	Management	For	For
1h.	Election of Director: Marjorie Magner	Management	For	For
1i.	Election of Director: Brian H. Sharples	Management	For	For
1j.	Election of Director: John J. Stack	Management	For	For
1k.	Election of Director: Michael F. Steib	Management	For	For
1l.	Election of Director: Jeffrey J. Brown	Management	For	For
2.	Advisory vote on executive compensation.	Management	For	For
3.	Ratification of the Audit Committee's engagement of Deloitte & Touche LLP as the Company's independent registered public accounting firm for 2019.	Management	For	For
TRANSUNION
Security	89400J107		Meeting Type	Annual
Ticker Symbol	TRU		Meeting Date	08-May-2019
ISIN	US89400J1079		Agenda	934954567 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management
1	George M. Awad		For	For
2	C.A. Cartwright		For	For
3	Siddharth N. Mehta		For	For
4	Andrew Prozes		For	For
2.	Ratification of appointment of Ernst & Young LLP as TransUnion's independent registered public accounting firm for the fiscal year ending December 31, 2019.	Management	For	For
3.	To approve, on a non-binding advisory basis, the compensation of TransUnion's named executive officers.	Management	For	For
SUNCOKE ENERGY, INC.
Security	86722A103		Meeting Type	Annual
Ticker Symbol	SXC		Meeting Date	09-May-2019
ISIN	US86722A1034		Agenda	934953589 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1a.	Election of Director: Robert A. Peiser	Management	For	For
1b.	Election of Director: John W. Rowe	Management	For	For
2.	To hold a non-binding advisory vote to approve the compensation of the Company's named executive officers ("Say-on-Pay").	Management	For	For
3.	To ratify the appointment of KPMG LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2019.	Management	For	For
WYNDHAM HOTELS & RESORTS, INC.
Security	98311A105		Meeting Type	Annual
Ticker Symbol	WH		Meeting Date	14-May-2019
ISIN	US98311A1051		Agenda	934967312 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management
1	Mukul V. Deoras		For	For
2	Brian Mulroney		For	For
2.	To vote on an advisory resolution to approve our executive compensation	Management	For	For
3.	To vote on an advisory resolution on the frequency of the advisory vote on our executive compensation	Management	1 Year	For
4.	To vote on a proposal to ratify the appointment of Deloitte & Touche LLP to serve as our independent registered public accounting firm for fiscal year 2019	Management	For	For
BBX CAPITAL CORPORATION
Security	05491N104		Meeting Type	Annual
Ticker Symbol	BBX		Meeting Date	14-May-2019
ISIN	US05491N1046		Agenda	934997163 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management
1	Alan B. Levan		For	For
2	John E. Abdo		For	For
3	Jarett S. Levan		For	For
4	Seth M. Wise		For	For
5	Norman H. Becker		For	For
6	Andrew R. Cagnetta, Jr.		For	For
7	Steven M. Coldren		For	For
8	Darwin Dornbush		For	For
9	Willis N. Holcombe		For	For
10	Oscar Holzmann		For	For
11	Joel Levy		For	For
12	William Nicholson		For	For
13	Anthony P. Segreto		For	For
14	Neil Sterling		For	For
15	Charlie C Winningham II		For	For
2.	Non-binding advisory vote to approve Named Executive Officer compensation.	Management	For	For
3.	Non-binding advisory vote on the frequency with which the Company should hold future advisory votes on Named Executive Officer compensation.	Management	1 Year	Against
4.

Approval of an amendment to the BBX Capital
Corporation Amended and Restated 2014 Incentive Plan,
as previously amended, to increase the number of shares
of the Company's Class A Common Stock available for
grant under the plan from 800,000 shares to 3,300,000
shares, resulting in an increase in the total number of
shares of the Company's Class A Common Stock and
Class B Common Stock available for grant under the plan
from 11,500,000 shares to 14,000,000 shares.

		Management	For	For
WYNDHAM DESTINATIONS, INC.
Security	98310W108		Meeting Type	Annual
Ticker Symbol	WYND		Meeting Date	16-May-2019
ISIN	US98310W1080		Agenda	934966170 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management
1	Louise F. Brady		For	For
2	Michael D. Brown		For	For
3	James E. Buckman		For	For
4	George Herrera		For	For
5	Stephen P. Holmes		For	For
6	Denny Marie Post		For	For
7	Ronald L. Rickles		For	For
8	Michael H. Wargotz		For	For
2.	To vote on a non-binding, advisory resolution to approve our executive compensation.	Management	For	For
3.	To vote on a proposal to ratify the appointment of Deloitte & Touche LLP to serve as our independent registered public accounting firm for fiscal year 2019.	Management	For	For
4.	To vote on a proposal to approve the Wyndham Destinations, Inc. 2018 Employee Stock Purchase Plan.	Management	For	For
5.	To vote on a shareholder proposal regarding political contributions disclosure if properly presented at the meeting.	Shareholder	Against	For
PRIMERICA, INC.
Security	74164M108		Meeting Type	Annual
Ticker Symbol	PRI		Meeting Date	16-May-2019
ISIN	US74164M1080		Agenda	934971359 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1a.	Election of Director: John A. Addison, Jr.	Management	For	For
1b.	Election of Director: Joel M. Babbit	Management	For	For
1c.	Election of Director: P. George Benson	Management	For	For
1d.	Election of Director: C. Saxby Chambliss	Management	For	For
1e.	Election of Director: Gary L. Crittenden	Management	For	For
1f.	Election of Director: Cynthia N. Day	Management	For	For
1g.	Election of Director: Beatriz R. Perez	Management	For	For
1h.	Election of Director: D. Richard Williams	Management	For	For
1i.	Election of Director: Glenn J. Williams	Management	For	For
1j.	Election of Director: Barbara A. Yastine	Management	For	For
2.	To consider an advisory vote on executive compensation (Say-on-Pay).	Management	For	For
3.	To ratify the appointment of KPMG LLP as our independent registered public accounting firm for fiscal 2019.	Management	For	For
GROUP 1 AUTOMOTIVE, INC.
Security	398905109		Meeting Type	Annual
Ticker Symbol	GPI		Meeting Date	16-May-2019
ISIN	US3989051095		Agenda	934993040 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management
1	John L. Adams		For	For
2	Carin M. Barth		For	For
3	Earl J. Hesterberg		For	For
4	Lincoln Pereira		For	For
5	Stephen D. Quinn		For	For
6	Charles L. Szews		For	For
7	Anne Taylor		For	For
8	Max P. Watson, Jr.		For	For
9	MaryAnn Wright		For	For
2.	Advisory Vote on Executive Compensation	Management	For	For
3.	Ratification of the appointment of Ernst & Young LLP as independent registered public accounting firm of the Company for the fiscal year ending December 31, 2019	Management	For	For
ARES MANAGEMENT CORPORATION
Security	03990B101		Meeting Type	Annual
Ticker Symbol	ARES		Meeting Date	20-May-2019
ISIN	US03990B1017		Agenda	934984471 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1A.	Election of Director: Michael J. Arougheti	Management	Against	Against
1B.	Election of Director: Antoinette Bush	Management	Against	Against
1C.	Election of Director: Paul G. Joubert	Management	Against	Against
1D.	Election of Director: David B. Kaplan	Management	Against	Against
1E.	Election of Director: John H. Kissick	Management	Against	Against
1F.	Election of Director: Michael Lynton	Management	Against	Against
1G.	Election of Director: Dr. Judy D. Olian	Management	Against	Against
1H.	Election of Director: Antony P. Ressler	Management	Against	Against
1I.	Election of Director: Bennett Rosenthal	Management	Against	Against
2.	The ratification of the appointment of Ernst & Young LLP as independent auditors for our 2019 fiscal year.	Management	For	For
3.	Approval, on a non-binding advisory basis, of the compensation paid to our named executive officers for our 2018 fiscal year.	Management	For	For
4.	To recommend, on a non-binding advisory basis, the frequency of future advisory votes to approve, on a non- binding advisory basis, the compensation paid to our named executive officers.	Management	1 Year	Against
ONEMAIN HOLDINGS, INC.
Security	68268W103		Meeting Type	Annual
Ticker Symbol	OMF		Meeting Date	21-May-2019
ISIN	US68268W1036		Agenda	934974800 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management
1	Aneek S. Mamik		For	For
2	Richard A. Smith		For	For
3	Valerie Soranno Keating		For	For
2.	To ratify the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm for OneMain Holdings, Inc. for the year ending December 31, 2019.	Management	For	For
VOYA FINANCIAL, INC.
Security	929089100		Meeting Type	Annual
Ticker Symbol	VOYA		Meeting Date	23-May-2019
ISIN	US9290891004		Agenda	934971157 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1a.	Election of Director: Curtis Arledge	Management	For	For
1b.	Election of Director: Lynne Biggar	Management	For	For
1c.	Election of Director: Jane P. Chwick	Management	For	For
1d.	Election of Director: Ruth Ann M. Gillis	Management	For	For
1e.	Election of Director: J. Barry Griswell	Management	For	For
1f.	Election of Director: Rodney O. Martin, Jr.	Management	For	For
1g.	Election of Director: Byron H. Pollitt, Jr.	Management	For	For
1h.	Election of Director: Joseph V. Tripodi	Management	For	For
1i.	Election of Director: David Zwiener	Management	For	For
2.	Approval, in a non-binding advisory vote, of the compensation paid to the named executive officers, as disclosed and discussed in the Proxy Statement	Management	For	For
3.	Approval of the adoption of the Voya Financial, Inc. 2019 Omnibus Employee Incentive Plan	Management	For	For
4.	Ratification of the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for fiscal year 2019	Management	For	For
MORGAN STANLEY
Security	617446448		Meeting Type	Annual
Ticker Symbol	MS		Meeting Date	23-May-2019
ISIN	US6174464486		Agenda	934980423 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1a.	Election of Director: Elizabeth Corley	Management	For	For
1b.	Election of Director: Alistair Darling	Management	For	For
1c.	Election of Director: Thomas H. Glocer	Management	For	For
1d.	Election of Director: James P. Gorman	Management	For	For
1e.	Election of Director: Robert H. Herz	Management	For	For
1f.	Election of Director: Nobuyuki Hirano	Management	For	For
1g.	Election of Director: Jami Miscik	Management	For	For
1h.	Election of Director: Dennis M. Nally	Management	For	For
1i.	Election of Director: Takeshi Ogasawara	Management	For	For
1j.	Election of Director: Hutham S. Olayan	Management	For	For
1k.	Election of Director: Mary L. Schapiro	Management	For	For
1l.	Election of Director: Perry M. Traquina	Management	For	For
1m.	Election of Director: Rayford Wilkins, Jr.	Management	For	For
2.	To ratify the appointment of Deloitte & Touche LLP as independent auditor	Management	For	For
3.	To approve the compensation of executives as disclosed in the proxy statement (non-binding advisory vote)	Management	For	For
4.	Shareholder proposal regarding an annual report on lobbying expenses	Shareholder	Against	For
CONNECTONE BANCORP, INC.
Security	20786W107		Meeting Type	Annual
Ticker Symbol	CNOB		Meeting Date	23-May-2019
ISIN	US20786W1071		Agenda	935008412 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management
1	Frank Sorrentino III		For	For
2	Frank W. Baier		For	For
3	Alexander A. Bol		For	For
4	Stephen T. Boswell		For	For
5	Katherin Nukk-Freeman		For	For
6	Frank Huttle III		For	For
7	Michael Kempner		For	For
8	Nicholas Minoia		For	For
9	Joseph Parisi Jr.		For	For
10	Daniel Rifkin		For	For
11	William A. Thompson		For	For
2.	To vote, on an advisory basis, to approve the executive compensation of ConnectOne Bancorp, Inc.'s named executive officers, as described in the proxy statement.	Management	For	For
3.	To ratify the appointment of Crowe LLP as the Company's independent registered public accountants for the fiscal year ending December 31, 2019.	Management	For	For
AMBAC FINANCIAL GROUP, INC.
Security	023139884		Meeting Type	Annual
Ticker Symbol	AMBC		Meeting Date	03-Jun-2019
ISIN	US0231398845		Agenda	935001266 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management
1	Alexander D. Greene		For	For
2	Ian D. Haft		For	For
3	David L. Herzog		For	For
4	Joan Lamm-Tennant		For	For
5	Claude LeBlanc		For	For
6	C. James Prieur		For	For
7	Jeffrey S. Stein		For	For
2.	To approve, on an advisory basis, the compensation for our named executive officers.	Management	For	For
3.	To ratify the appointment of KPMG as Ambac's independent registered public accounting firm for the fiscal year ending December 31, 2019.	Management	For	For
4.	Advisory vote on whether executive compensation should be submitted to stockholders for an advisory vote every one, two or three years.	Management	1 Year	For
OUTFRONT MEDIA INC.
Security	69007J106		Meeting Type	Annual
Ticker Symbol	OUT		Meeting Date	10-Jun-2019
ISIN	US69007J1060		Agenda	934999484 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.1	Election of Class II Director: Nicolas Brien	Management	For	For
1.2	Election of Class II Director: Angela Courtin	Management	For	For
2.	Ratification of the appointment of PricewaterhouseCoopers LLP to serve as OUTFRONT Media Inc.'s independent registered public accounting firm for fiscal year 2019.	Management	For	For
3.	Approval, on a non-binding advisory basis, of the compensation of OUTFRONT Media Inc.'s named executive officers.	Management	For	For
4.	Approval of amendments to OUTFRONT Media Inc.'s Charter to eliminate the supermajority voting requirements for the removal of directors.	Management	For	For
5.	Approval of an amendment to OUTFRONT Media Inc.'s Charter to declassify its Board of Directors.	Management	For	For
6.	Approval of the OUTFRONT Media Inc. Amended and Restated Omnibus Stock Incentive Plan.	Management	For	For
TEEKAY CORPORATION
Security	Y8564W103		Meeting Type	Annual
Ticker Symbol	TK		Meeting Date	10-Jun-2019
ISIN	MHY8564W1030		Agenda	935012067 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management
1	Peter Antturi		For	For
2	David Schellenberg		For	For
SLM CORPORATION
Security	78442P106		Meeting Type	Annual
Ticker Symbol	SLM		Meeting Date	20-Jun-2019
ISIN	US78442P1066		Agenda	935013730 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1a.	Election of Director: Paul G. Child	Management	For	For
1b.	Election of Director: Mary Carter Warren Franke	Management	For	For
1c.	Election of Director: Earl A. Goode	Management	For	For
1d.	Election of Director: Marianne M. Keler	Management	For	For
1e.	Election of Director: Mark L. Lavelle	Management	For	For
1f.	Election of Director: Jim Matheson	Management	For	For
1g.	Election of Director: Frank C. Puleo	Management	For	For
1h.	Election of Director: Raymond J. Quinlan	Management	For	For
1i.	Election of Director: Vivian C. Schneck-Last	Management	For	For
1j.	Election of Director: William N. Shiebler	Management	For	For
1k.	Election of Director: Robert S. Strong	Management	For	For
1l.	Election of Director: Kirsten O. Wolberg	Management	For	For
2.	Advisory approval of SLM Corporation's executive compensation.	Management	For	For
3.	Ratification of the appointment of KPMG LLP as SLM Corporation's independent registered public accounting firm for 2019.	Management	For	For
SUNCOKE ENERGY, INC.
Security	86722A103		Meeting Type	Special
Ticker Symbol	SXC		Meeting Date	27-Jun-2019
ISIN	US86722A1034		Agenda	935036699 - Management

Item	Proposal	Proposed by	Vote	For/Against Management
1.	To approve the issuance of SunCoke Energy, Inc. common stock, pursuant to the Agreement and Plan of Merger, dated as of February 4, 2019 (the "Stock Issuance Proposal").	Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gator Series Trust

By /s/Derek Pilecki

* Derek Pilecki

President and Secretary

Date: July 30, 2019

*Print the name and title of each signing officer under his or her signature.